As filed with the Securities and Exchange Commission on September 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  April 30, 2014

Date of reporting period:  July 31, 2013

Item 1. Schedules of Investments.

SiM Dynamic Allocation Diversified Income Fund
Schedule of Investments
at 7/31/2013 (Unaudited)

Shares		Value
	EQUITIES - 1.7%
	REAL ESTATE INVESTMENT TRUSTS - 1.7%
20,831	Annaly Capital Management, Inc.	$248,306
	TOTAL EQUITIES (Cost $340,191)	248,306

	EXCHANGE-TRADED FUNDS - 87.3%
	Equity ETFs - 31.2%
3,169	Health Care Select Sector SPDR Fund	161,619
4,254	iShares Cohen & Steers Realty Majors Index Fund	343,808
60,825	iShares Mortgage Real Estate Capped ETF	754,838
4,838	iShares MSCI EAFE Index Fund	292,070
4,549	iShares MSCI Emerging Markets Index	177,275
4,732	iShares Russell 1000 Growth Index Fund	361,856
3,770	iShares Russell 1000 Value Index Fund	331,119
1,747	iShares Russell 2000 Growth Index Fund	209,640
1,572	iShares Russell 2000 Value Index Fund	143,021
2,469	iShares Russell Midcap Growth Index Fund	187,990
2,368	iShares Russell Midcap Value Index Fund	143,927
6,533	SPDR Barclays Capital Convertible Securities ETF	290,980
5,166	SPDR S&P BRIC 40 ETF	111,121
5,934	Technology Select Sector SPDR Fund	188,226
2,009	Utilities Select Sector SPDR	78,893
4,383	Vanguard Growth ETF	361,641
4,852	Vanguard Value ETF	345,705
		4,483,729
	Fixed Income ETFs - 56.1%
3,547	iShares Barclays 7-10 Year Treasury Bond Fund	361,794
9,955	iShares Barclays Credit Bond Fund	1,074,543
15,098	iShares Barclays MBS Bond Fund	1,585,893
3,177	iShares Barclays TIPS Bond Fund	358,588
9,069	iShares iBoxx $ High Yield Corporate Bond Fund	843,236
11,915	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,364,505
7,829	iShares JP Morgan USD Emerging Markets Bond Fund	855,710
22,268	iShares S&P U.S. Preferred Stock Index Fund	866,448
19,010	SPDR Barclays Capital High Yield Bond ETF	765,343
		8,076,060

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,081,711)	12,559,789

Principal Amount
	CORPORATE BONDS - 10.7%
	Accommodation and Food Services - 2.1%
	MGM Resorts International
$275,000	7.75%, 3/15/22	305,938
	Health Care and Social Assistance - 2.3%
	Kindred Healthcare, Inc.
305,000	8.25%, 6/1/19	322,538
	Manufacturing - 2.1%
	North Atlantic Trading, Inc.
290,000	11.50%, 7/15/16 (b)	305,950
	Professional, Scientific, and Technical Services - 4.2%
	Griffey Intermediate, Inc.
295,000	7.00%, 10/15/20 (b)	289,100
	Syncreon Global Finance, Inc.
290,000	9.50%, 5/1/18 (b)	311,749
		600,849
	Total Corporate Bonds (Cost $1,508,216)	1,535,275

	SHORT-TERM INVESTMENTS - 0.7%
99,473	Fidelity Institutional Money Market Portfolio - Class I, 0.07% (a)	99,473
	TOTAL SHORT-TERM INVESTMENTS (Cost $99,473)	99,473

	Total Investments in Securities (Cost $14,029,591) - 100.4%	14,442,843
	Liabilities in Excess of Other Assets - (0.4)%	(58,871)
	NET ASSETS - 100.0%	$14,383,972

ETF -	Exchange-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of July 31, 2013.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Strategic Income Management, LLC, the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of July 31, 2013, the value of these investments was $906,799 or 6.3% of net assets.

SiM Dynamic Allocation Equity Income Fund
Schedule of Investments
at 7/31/2013 (Unaudited)

Shares		Value
	EQUITIES - 1.1%
	REAL ESTATE INVESTMENT TRUSTS - 1.1%
31,912	Annaly Capital Management, Inc.	$380,391
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $518,244)	380,391

	EXCHANGE-TRADED FUNDS - 94.6%
	Equity ETFs - 84.2%
27,201	Health Care Select Sector SPDR Fund	1,387,251
24,101	iShares Cohen & Steers Realty Majors Index Fund	1,947,843
51,086	iShares Mortgage Real Estate Capped ETF	633,977
39,333	iShares MSCI EAFE Index Fund	2,374,533
43,398	iShares MSCI Emerging Markets Index	1,691,220
38,427	iShares Russell 1000 Growth Index Fund	2,938,512
28,245	iShares Russell 1000 Value Index Fund	2,480,758
15,075	iShares Russell 2000 Growth Index Fund	1,809,000
17,062	iShares Russell 2000 Value Index Fund	1,552,301
20,625	iShares Russell Midcap Growth Index Fund	1,570,388
14,533	iShares Russell Midcap Value Index Fund	883,316
23,131	SPDR Barclays Capital Convertible Securities ETF	1,030,255
39,546	SPDR S&P BRIC 40 ETF	850,634
48,710	Technology Select Sector SPDR Fund	1,545,081
17,239	Utilities Select Sector SPDR	676,976
35,592	Vanguard Growth ETF	2,936,695
40,561	Vanguard Value ETF	2,889,971
		29,198,711
	Fixed Income ETFs - 10.4%
1,306	iShares Barclays 7-10 Year Treasury Bond Fund	133,212
3,756	iShares Barclays Credit Bond Fund	405,423
6,465	iShares Barclays MBS Bond Fund	679,083
1,187	iShares Barclays TIPS Bond Fund	133,977
3,039	iShares iBoxx $ High Yield Corporate Bond Fund	282,566
5,009	iShares iBoxx $ Investment Grade Corporate Bond Fund	573,631
3,542	iShares JP Morgan USD Emerging Markets Bond Fund	387,141
17,279	iShares S&P U.S. Preferred Stock Index Fund	672,326
8,474	SPDR Barclays Capital High Yield Bond ETF	341,163
		3,608,522

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,896,622)	32,807,233

Principal Amount		Value
	CORPORATE BONDS - 2.1%
	Health Care and Social Assistance - 1.1%
	Kindred Healthcare, Inc.
$355,000	8.25%, 6/1/19	375,413
	Manufacturing - 1.0%
	North Atlantic Trading, Inc.
335,000	11.50%, 7/15/16 (b)	353,425
	Total Corporate Bonds (Cost $698,427)	728,838

	MONEY MARKET FUNDS - 1.9%
648,293	Fidelity Institutional Money Market Portfolio - Class I, 0.07% (a)	648,293
	TOTAL MONEY MARKET FUNDS (Cost $648,293)	648,293

	Total Investments in Securities (Cost $28,761,586) - 99.7%	34,564,755
	Other Assets in Excess of Liabilities - 0.3%	116,249
	NET ASSETS - 100.0%	$34,681,004

ETF -	Exchange-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of July 31, 2013.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Strategic Income Management, LLC, the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of July 31, 2013, the value of these investments was $353,425 or 1.0% of net assets.

SiM Dynamic Allocation Funds
Notes to Schedule of Investments
July 31, 2013 (Unaudited)

Note 1 – Securities Valuation

The SiM Dynamic Allocation Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks, REITs, and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2013:

SiM Dynamic Allocation Diversified Income Fund
	Level 1	Level 2	Level 3	Total
Equities
Real Estate Investment Trusts	$248,306	$-	$-	$248,306
Exchanged-Traded Funds
Equity	4,483,729	-	-	4,483,729
Fixed Income	8,076,060	-	-	8,076,060
Total Exchange-Traded Funds	12,559,789	-	-	12,559,789
Corporate Bonds	-	1,535,275	-	1,535,275
Short-Term Investments	99,473	-	-	99,473
Total Investments in Securities	$12,907,568	$1,535,275	$-	$14,442,843

SiM Dynamic Allocation Equity Income Fund
	Level 1	Level 2	Level 3	Total
Equities
Real Estate Investment Trusts	$380,391	$-	$-	$380,391
Exchanged-Traded Funds
Equity	29,198,711	-	-	29,198,711
Fixed Income	3,608,522	-	-	3,608,522
Total Exchange-Traded Funds	32,807,233	-	-	32,807,233
Corporate Bonds	-	728,838	-	728,838
Short-Term Investments	648,293	-	-	648,293
Total Investments in Securities	$33,835,917	$728,838	$-	$34,564,755

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at July 31, 2013, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended July 31, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows*:

SiM Dynamic Allocation Diversified Income Fund

Cost of investments	$13,909,846

Gross unrealized appreciation	$924,440
Gross unrealized depreciation	(391,443)
Net unrealized appreciation	$532,997

SiM Dynamic Allocation Equity Income Fund

Cost of investments	$28,455,251

Gross unrealized appreciation	$6,522,959
Gross unrealized depreciation	(413,455)
Net unrealized appreciation	$6,109,504

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date  9/16/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  9/16/13

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  9/16/13

* Print the name and title of each signing officer under his or her signature.